Annual Total Returns[BarChart] - PROFUND VP BIOTECHNOLOGY - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.56%	40.71%	68.42%	29.73%	3.30%	(15.48%)	22.54%	(6.75%)	16.46%	15.38%